Stock Option Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Option Plan

In April 2016, the Company’s Board of Directors and the convertible preferred stockholders representing a majority of the Company’s outstanding stock, approved the Amended and Restated Monopar Therapeutics Inc. 2016 Stock Incentive Plan, as amended (the “Plan”), allowing the Company to grant up to an aggregate 700,000 shares of stock awards, stock options, stock appreciation rights and other stock-based awards to employees, non-employee directors and consultants. Concurrently, the Board of Directors granted to certain Board members and the Company’s then acting chief financial officer stock options to purchase up to an aggregate 273,000 shares of the Company’s common stock at an exercise price of $0.001 par value based upon a third-party valuation of the Company’s common stock.

In December 2016, the Board of Directors granted to the Company’s acting chief medical officer stock options to purchase up to 7,000 shares of the Company’s common stock at an exercise price of $0.001 par value based upon a third-party valuation of the Company’s common stock.

In February 2017, the Board of Directors granted to certain Board members and to the Company’s then acting chief financial officer stock options to purchase up to an aggregate 275,520 shares of the Company’s common stock at an exercise price of $0.001 par value based upon a third-party valuation of the Company’s common stock. In September 2017, the Board of Directors represented by the designated Plan Administrator, granted stock options to purchase up to 21,024 shares of common stock to each of the three new Board members and in November 2017, the Company granted stock options to purchase up to 40,000 shares of common stock to an employee. These Board and employee stock options have an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering.

In January 2018, the Company granted stock options to purchase up to 32,004 shares of common stock to its acting chief medical officer, at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering. In May 2018 and August 2018, the Company granted stock options to two employees each to purchase up to 5,000 shares of common stock, at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering. Also in August 2018, the Company granted stock options to all four of its non-employee Board members, the Company’s chief executive officer, chief scientific officer, and chief financial officer to purchase up to an aggregate 425,300 shares of the Company’s common stock at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering; vesting of such stock options commenced on October 1, 2018.

In December 2018, the Company granted stock options to purchase up to 20,000 shares of common stock to its acting chief medical officer, at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering. Vesting of such stock options commenced on January 1, 2019.

Under the Plan, the per share exercise price for the shares to be issued upon exercise of an option shall be determined by the Plan Administrator, except that the per share exercise price shall be no less than 100% of the fair market value per share on the grant date. Fair market value is established by the Company’s Board of Directors, using third party valuation reports and recent financings. Stock options generally expire after ten years.

Stock option activity under the Plan was as follows:

		Options Outstanding
	Options Available	Number of Options	Weighted-Average Exercise Price
Balances at January 1, 2018	941,408	658,592	$ 0.94
Granted(1)	(487,304)	487,304	6.00
Forfeited(2)	40,000	(40,000)	6.00
Exercised	—	—	—
Balances at December 31, 2018	494,104	1,105,896	2.99
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balances at September 30, 2019	494,104	1,105,896	2.99

(1)	32,004 options vest as follows: options to purchase up to 12,000 shares of common stock vest on the grant date, options to purchase up to 1,667 shares of common stock vest on the 1st of each month thereafter. 5,000 options vest 6/48ths on the grant date and 1/48th per month thereafter. 5,000 options vest 6/48ths on the six-month anniversary of grant date and 1/48th per month thereafter. 320,900 options vest 6/51 at the six-month anniversary of vesting commencement date and 1/51 per month thereafter, with vesting commenced on October 1, 2018. 104,400 options vest quarterly over 5 quarters, with the first quarter commenced on October 1, 2018. 20,000 options vest as follows: options to purchase up to 1,667 shares of common stock vest on January 31, 2019 and the last day of each month thereafter.

(2)	Forfeited options resulted from an employee termination.

A summary of options outstanding as of September 30, 2019 is shown below:

Exercise Prices	Number of Shares subject to Options Outstanding	Weighted Average Remaining Contractual Term	Number of Shares Subject to Options Fully Vested and Exercisable	Weighted Average Remaining Contractual Term
$0.001	555,520	7.0 years	457,940	6.9 years
6.00	550,376	8.8 years	232,341	8.7 years
	1,105,896		690,281

During the three months ended September 30, 2019 and 2018, the Company recognized $154,906 and $29,383, respectively, of employee and non-employee director stock-based compensation expense as general and administrative expenses and $67,347 and $32,147, respectively, as research and development expenses. During the nine months ended September 30, 2019 and 2018, the Company recognized $470,232 and $81,896, respectively, of employee and non-employee director stock-based compensation expense as general and administrative expenses and $202,012 and $108,873, respectively, as research and development expenses. The stock-based compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the condensed consolidated statements of operations and comprehensive loss for stock-based compensation arrangements.

The Company recognizes as an expense the fair value of options granted to persons (currently consultants) who are neither employees nor non-employee directors. Stock-based compensation expense for consultants which was recorded as research and development expense for the three and nine months ended September 30, 2019 was $20,704 and $62,121, respectively. Stock-based compensation expense for consultants which was recorded as research and development expense for the three and nine months ended September 30, 2018 was $31,714 and $105,571, respectively.

The fair value of options granted from inception to September 30, 2019 was based on the Black-Scholes option-pricing model assuming the following factors: 4.7 to 6.2 years expected term, 55% to 85% volatility, 1.2% to 2.9% risk free interest rate and zero dividends. The expected term for options granted to date was estimated using the simplified method. There were no stock option grants during the three and nine months ended September 30, 2019. For the three and nine months ended September 30, 2018 the weighted average grant date fair value was $4.34 per share and $4.25 per share, respectively. For the three months ended September 30, 2019 and 2018, the fair value of shares vested was $210,889 and $79,069, respectively. For the nine months ended September 30, 2019 and 2018, the fair value of shares vested was $639,365 and $316,263, respectively. At September 30, 2019, the aggregate intrinsic value of outstanding stock options was approximately $3.3 million of which approximately $2.7 million was vested and approximately $0.6 million is expected to vest and the weighted average exercise price in aggregate was $2.99 which includes $2.02 for fully vested stock options and $4.59 for stock options expected to vest. At September 30, 2019, the unamortized unvested balance of stock-based compensation was approximately $1.5 million to be amortized over 2.5 years.

In April 2016, the Company’s Board of Directors and the convertible preferred stockholders representing a majority of the Company’s outstanding stock approved, the Monopar Therapeutics Inc. 2016 Stock Incentive Plan (the “Plan”) allowing the Company to grant up to an aggregate 700,000 shares of stock awards, stock options, stock appreciation rights and other stock-based awards to employees, directors and consultants. Concurrently, the Board of Directors granted to certain Board members and the Company’s acting chief financial officer stock options to purchase up to an aggregate 273,000 shares of the Company’s common stock at an exercise price of $0.001 par value based upon a third-party valuation of the Company’s common stock.

In December 2016, the Board of Directors granted stock options to purchase up to 7,000 shares of the Company’s common stock at an exercise price of $0.001 par value to the Company’s acting chief medical officer.

In February 2017, the Board of Directors granted to certain Board members and the Company’s acting chief financial officer stock options to purchase up to an aggregate 275,520 shares of the Company’s common stock at an exercise price of $0.001 par value based upon a third-party valuation of the Company’s common stock. In September 2017, the Board of Directors represented by the designated Plan Administrator, granted options to purchase up to 21,024 shares of common stock to each of the three new Board members and in November 2017, the Company granted options to purchase up to 40,000 shares of common stock to an employee. These Board and employee options have an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering.

In January 2018, the Company granted options to purchase up to 32,004 shares of common stock to its acting chief medical officer, at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering. In May 2018 and August 2018, the Company granted options to two employees to each purchase up to 5,000 shares of common stock, at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering. Also in August 2018, the Company granted stock options to all of its non-employee Board members, the Company’s chief executive officer, chief scientific officer, and chief financial officer to purchase up to an aggregate 425,300 shares of the Company’s common stock at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering. Vesting of such options commenced on October 1, 2018. In December 2018, the Company granted options to purchase up to 20,000 shares of common stock to its acting chief medical officer, at an exercise price of $6 per share based on the price per share at which common stock was sold in the Company’s most recent private offering. Vesting of such options commenced on January 1, 2019.

Under the Plan, the per share exercise price for the shares to be issued upon exercise of an option shall be determined by the Plan Administrator, except that the per share exercise price shall be no less than 100% of the fair market value per share on the grant date. Fair market value is established by the Company’s Board of Directors, using third party valuation reports and recent financings. Options generally expire after ten years.

Stock option activity under the Plan was as follows:

		Options Outstanding
	Options Available	Number of Options	Weighted-Average Exercise Price
Balances at January 1, 2017	420,000	280,000	$0.001
Board-approved increase in option pool(1)	900,000	—	—
Granted (2)	(378,592)	378,592	1.63
Forfeited	—	—	—
Exercised	—	—	—
Balances at December 31, 2017	941,408	658,592	0.94
Granted(3)	(487,304)	487,304	6.00
Forfeited(4)	40,000	(40,000)	6.00
Exercised	—	—	—
Balances at December 31, 2018	494,104	1,105,896	2.99

(1)	In October 2017, the Company’s Board of Directors increased the option pool from 700,000 to 1,600,000 shares.

(2)	336,544 options vest 6/48ths at the six-month anniversary of grant date and 1/48th per month thereafter; 21,024 options vest 6/24ths on the six-month anniversary of grant date and 1/24th per month thereafter; and 21,024 options vest 6/42nds on the six-month anniversary of grant date and 1/42nd per month thereafter.

(3)	32,004 options vest as follows: options to purchase up to 12,000 shares of common stock vest on the grant date, options to purchase up to 1,667 shares of common stock vest on the 1st of each month thereafter. 5,000 options vest 6/48ths on the grant date and 1/48th per month thereafter. 5,000 options vest 6/48ths on the six-month anniversary of grant date and 1/48th per month thereafter. 320,900 options vest 6/51 at the six-month anniversary of vesting commencement date and 1/51 per month thereafter, with vesting commencing on October 1, 2018. 104,400 options vest quarterly over 5 quarters, with the first quarter commenced on October 1, 2018. 20,000 options vest as follows: options to purchase up to 1,667 shares of common stock vest on January 31, 2019 and the last day of each month thereafter.

(4)	Forfeited options resulted from an employee termination.

A summary of options outstanding as of December 31, 2018 is shown below:

Exercise Prices	Numberof Shares Outstanding	Weighted Average Remaining Contractual Term	Number of Shares Fully Vested and Exercisable	Weighted Average Remaining Contractual Term
$0.001	555,520	7.7 years	406,280	7.6 years
$6.00	550,376	9.5 years	58,910	8.9 years
	1,105,896		465,190

During the years ended December 31, 2018 and 2017, the Company recognized $232,625 and $26,864 of employee and non-employee director stock-based compensation expense as general and administrative expenses, respectively, and $171,238 and $26,499 as research and development expenses, respectively. The compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the consolidated statements of operations and comprehensive loss for stock-based compensation arrangements.

The Company recognizes as an expense the fair value of options granted to persons who are neither employees nor directors. Stock-based compensation expense for non-employees for the years ended December 31, 2018 and 2017 was $125,469 and $251,842, respectively, of which $125,469 and $199,769, respectively was recorded as research and development expenses and $0 and $52,073, respectively, as general and administrative expenses.

The fair value of options granted from inception to December 31, 2018 was based on the Black-Scholes option-pricing model assuming the following factors: 4.7 to 6.2 years expected term, 55% to 85% volatility, 1.2% to 2.9% risk free interest rate and zero dividends. The expected term for options granted to date is estimated using the simplified method. For the years ended December 31, 2018 and 2017: the weighted average grant date fair value was $2.05 and $0.88 per share, respectively; and the fair value of shares vested was $391,689 and $312,895, respectively. At December 31, 2018, the aggregate intrinsic value was approximately $3.3 million of which approximately $2.4 million was vested and approximately $0.9 million is expected to vest and the weighted average exercise price in aggregate was $2.99 which includes $0.76 for fully vested stock options and $4.60 for stock options expected to vest. At December 31, 2018 unamortized unvested balance of stock base compensation was $2.2 million, to be amortized over 2.9 years.